Income Taxes - Schedule of Deferred Tax Assets (Details)	3 Months Ended
Aug. 31, 2016 USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 74,000
Stock-based compensation
Total deferred tax assets	74,000
Valuation allowance	(74,000)
Deferred tax asset, net of valuation allowance
Changes in valuation allowance